Stock Warrants	12 Months Ended
Dec. 31, 2010
Stock Warrants
Note 15 – Stock Warrants

On June 13, 2009, upon conversion of a series of 8% convertible bonds into shares of common stock, the Company issued two-year warrants to the bondholders to purchase 5,525,522 shares of its common stock at exercise prices ranging from $0.36 to $0.47 per share for a term of two years. Using the binomial lattice options pricing model, the Company determined that the fair value of these warrants was $701,172. This fair value was immediately recorded as interest expense in the accompanying statements of operations.

In January 2009, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share for a term of five years in connection with two $100,000 notes, which were valued using the binomial lattice option pricing model and determined that the relative fair value was $10,874. The fair value was recorded as debt discount and amortized over the life of the note. In addition, during 2009, the Company issued warrants to purchase 1,074,097 shares of common stock at an exercise price of $0.001 per share for a term of five years to the note holder for extending the term of the note for a month. Using the binomial lattice options pricing model, the Company determined the fair value of these warrants was $332,970. The fair value was immediately recorded as interest expense in the accompanying statements of operations.

Further, during 2009, the Company issued warrants to purchase 1,013,334 shares of common stock at an exercise price of $0.319 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,599,000. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $90,532. The fair value was recorded as debt discount and amortized over the life of the notes.

During the year ended December 31, 2010, the Company issued warrants to purchase 1,042,249 shares of common stock at an exercise price of $0.319 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,655,757. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $119,495. The fair value was recorded as debt discount and amortized over the life of the notes.

As of December 31, 2010 and 2009, warrants outstanding and exercisable totaled 10,620,224 and 8,427,068 with weighted average exercise prices of $0.35 and $0.36, respectively. The weighted average remaining contractual life as of December 31, 2010 was 0.59 years.

The range of assumptions used in the binomial lattice option pricing model to calculate the fair value of the warrants was as follows:

	Years ended December 31,
	2010	2009

Exercise price	$0.001-$1.000	$0.001-$1.000

Estimated life	3.72-4.42 years	4.73 years

Volatility	70%	65%

Risk free rate	1.52-2.01%	2.69%

Dividend rate	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options.  Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

Warrant transactions for the years ended December 31, 2010 and 2009 were as follows:

	Number of Shares	Warrant Price Per Share	Weighted Average Exercise Price Per Share
Balance at January 1, 2009	50,000	$1.00	$1.00
Granted in 2009	8,619,056	$0.001 - $1.00	$0.36
Expired/cancelled in 2009	(261,988)	$.50 - $.54	$0.54
Balance at December 31, 2009	8,407,068	$.001 - $1.00	$0.36
Granted in 2010	2,213,156	$0.32	$0.32
Expired/cancelled in 2010	-	-	-
Balance at December 31, 2010	10,620,224	$0.001 - $1.00	$0.35

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2010 and 2009:

As of December 31, 2010

Exercise Prices	Number Outstanding	Weighted average remaining contractual life (years)	Proceeds Upon Exercise	Intrinsic Value	Expiration Date
$.001 - $1.00	10,620,224	2.38 years	$3,674,996	$402,461	June 2011 – August 2015

As of December 31, 2009

Exercise Prices	Number Outstanding	Weighted average remaining contractual life (years)	Proceeds Upon Exercise	Intrinsic Value	Expiration Date

$.001 - $1.00	8,407,068	2.85 years	$2,968,999	$402,461	June 2011 – August 2014

The intrinsic value is calculated as the difference between the market value of the Company’s common stock at December 31, 2010 and 2009, which was $0.32 per share and the exercise price of the warrants.